Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Banking And Thrift [Abstract]
Demand	$ 261,996	$ 183,680
Statement and Passbook Savings	582,128	435,377
$250 and over	42,815	8,206
Certificates of Deposit: Other	173,445	192,455
Individual Retirement Accounts	51,426	23,241
Total	$ 1,111,810	$ 842,959